Capital Risk - Disclosure of Movements in Regulatory Capital (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	£ 10,843
CET1 capital, ending period	10,524
AT1 capital, beginning period	2,196
AT1 capital, ending period	2,196
Tier 2 capital, beginning period	1,461
Tier 2 capital, ending period	2,055
Regulatory capital, beginning period	14,500
Regulatory capital, ending period	14,775
– Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	6,563
Increase (decrease) in CET1 capital	(516)
CET1 capital, ending period	6,047
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(516)
– Accumulated other reserves and non-controlling interests
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,108)
Increase (decrease) in CET1 capital	770
CET1 capital, ending period	(337)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	770
– Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,133)
Increase (decrease) in CET1 capital	4
CET1 capital, ending period	(1,129)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	4
– Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(351)
Increase (decrease) in CET1 capital	2
CET1 capital, ending period	(349)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	2
– Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	1,116
Increase (decrease) in CET1 capital	(780)
CET1 capital, ending period	335
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(780)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(27)
Increase (decrease) in CET1 capital	13
CET1 capital, ending period	(14)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	13
– Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(755)
Increase (decrease) in CET1 capital	235
CET1 capital, ending period	(520)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	235
– NPE Backstop
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(4)
Increase (decrease) in CET1 capital	4
CET1 capital, ending period	0
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	4
– Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	7,060
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	7,060
AT1 capital, beginning period	2,196
Increase (decrease) in AT1 capital	0
AT1 capital, ending period	2,196
Tier 2 capital, beginning period	2,111
Increase (decrease) in Tier 2 capital	82
Tier 2 capital, ending period	2,193
Increase (decrease) in regulatory capital	82
– Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	207
Increase (decrease) in Tier 2 capital	(14)
Tier 2 capital, ending period	193
Increase (decrease) in regulatory capital	(14)
- Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	(857)
Increase (decrease) in Tier 2 capital	526
Tier 2 capital, ending period	(331)
Increase (decrease) in regulatory capital	£ 526